INCOME TAXES (Schedule of Current and Deferred Components of Income Tax) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current and deferred components of income tax expenses (benefits)
Current tax	$ (9,283)	$ 70,426	$ 125,733
Deferred tax	151,837	303,158	(7,673,154)
Total	$ 142,554	$ 373,584	$ (7,547,421)